Members of the Supervisory Board (Tables)	12 Months Ended
Dec. 31, 2018
Members Of Supervisory Board
Schedule of Supervisory Board Compensation

in EUR thousands	Compensation 2018	Compensation 2017
Dr. Ulrich Granzer	30	30
Jürgen Baumann	23	23
John Borer	15	15
Reinhard Eyring	14	-
Hansjörg Plaggemars	15	15
Mark Reeth	-	12
Kevin Weber	15	15
Total	112	110